PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

	Year ended December 31, 2018
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Total
Values at the beginning of the year
Cost	562,042	2,096,959	4,927,478	151,883	456,021	113,188	8,307,571
Accumulated depreciation	—	(563,523)	(2,286,828)	(104,303)	—	(3,164)	(2,957,818)

Net book value at January 1, 2018	562,042	1,533,436	2,640,650	47,580	456,021	110,024	5,349,753

Opening net book value	562,042	1,533,436	2,640,650	47,580	456,021	110,024	5,349,753
Effect of initial inflation adjustment (Note 4 (cc))	19,646	434,683	282,577	5,698	25,568	19,858	788,030
Translation differences	(2,217)	(140,879)	(124,066)	(5,102)	(29,005)	(10,836)	(312,105)
Additions	1,888	4,083	3,647	3,569	446,002	23,880	483,069
Capitalized borrowing costs	—	—	—	—	7,368	—	7,368
Disposals / Consumptions	—	(93)	(2,186)	(1,236)	(3,563)	(24,470)	(31,548)
Transfers	5,815	80,197	187,284	11,726	(284,441)	2,544	3,125
Depreciation charge	—	(129,229)	(315,952)	(14,847)	—	(10,055)	(470,083)

Closing net book value	587,174	1,782,198	2,671,954	47,388	617,950	110,945	5,817,609

Values at the end of the year
Cost	587,174	3,303,174	6,803,932	264,782	617,950	124,220	11,701,232
Accumulated depreciation	—	(1,520,976)	(4,131,978)	(217,394)	—	(13,275)	(5,883,623)

Net book value at December 31, 2018	587,174	1,782,198	2,671,954	47,388	617,950	110,945	5,817,609

	Year ended December 31, 2017
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Total
Values at the beginning of the year
Cost	528,991	1,590,063	4,238,201	165,590	337,814	82,652	6,943,311
Accumulated depreciation	—	(538,548)	(2,146,874)	(121,912)	—	—	(2,807,334)

Net book value at January 1, 2017	528,991	1,051,515	2,091,327	43,678	337,814	82,652	4,135,977

Opening net book value	528,991	1,051,515	2,091,327	43,678	337,814	82,652	4,135,977
Translation differences	(677)	(45,808)	(42,248)	(1,188)	(13,982)	(3,697)	(107,600)
Acquisition of business (Note 3)	32,187	505,339	602,654	4,102	80,878	31,878	1,257,038
Additions	2,778	9,385	84,035	2,307	341,575	16,274	456,354
Capitalized borrowing costs	—	—	—	—	563	—	563
Disposals / Consumptions	(1,139)	(14,776)	(167)	(922)	(612)	(14,063)	(31,679)
Transfers	(98)	101,661	174,321	13,501	(290,215)	690	(140)
Depreciation charge	—	(73,880)	(269,272)	(13,898)	—	(3,710)	(360,760)

Closing net book value	562,042	1,533,436	2,640,650	47,580	456,021	110,024	5,349,753

Values at the end of the year
Cost	562,042	2,096,959	4,927,478	151,883	456,021	113,188	8,307,571
Accumulated depreciation	—	(563,523)	(2,286,828)	(104,303)	—	(3,164)	(2,957,818)

Net book value at December 31, 2017	562,042	1,533,436	2,640,650	47,580	456,021	110,024	5,349,753